Cash, cash equivalents and financial assets - Disclosure of Reconciliation of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount for Financial Instruments (Details) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance, current investments	€ 16,080	€ 14,845
Short-term investments, acquisitions	0	0
Short-term investments, disposals	0	0
Short-term investments, variation of fair value through the consolidated statement of income (loss)	268	99
Short-term investments, variation of accrued interest	0	0
Short-term investments, foreign currency effect	912	1,136
Ending balance, current investments	17,260	16,080
Beginning balance, non-current financial assets	39,878	38,934
Non-current financial assets, acquisitions	0	0
Non-current financial assets, disposals	(3,000)	0
Non-current financial assets, variation of fair value through the consolidated statement of income (loss)	(1,640)	888
Non-current financial assets, variation of accrued interest	(118)	55
Non-current financial assets, foreign currency effect	0	0
Ending balance, non-current financial assets	35,119	39,878
Beginning balance, total	55,958	53,779
Total, acquisitions	0	0
Total, disposals	(3,000)	0
Total, variation of fair value through the consolidated statement of income (loss)	(1,372)	987
Total, variance of accrued interest	(118)	55
Total, foreign currency effect	912	1,136
Ending balance, total	€ 52,379	€ 55,958